Condensed Consolidated Statements of Cash Flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 606	$ 603
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	191	182
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	40	40
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	376	377
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	0	5
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (1)	$ (1)